John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 95.5%		$340,918,735
(Cost $293,277,578)
Bermuda 2.6%		9,108,266
Allegion PLC	70,432	9,108,266
China 3.9%		13,872,933
Alibaba Group Holding, Ltd., ADR (A)	23,718	4,899,900
NetEase, Inc., ADR	12,140	3,894,026
Tencent Holdings, Ltd.	106,500	5,079,007
France 6.8%		24,110,203
Kering SA	15,010	9,171,453
Schneider Electric SE	95,770	9,550,840
Worldline SA (A)(B)	76,461	5,387,910
Germany 3.5%		12,476,926
Siemens AG	69,645	8,589,913
Vonovia SE	68,102	3,887,013
Hong Kong 1.0%		3,450,440
Guangdong Investment, Ltd.	1,700,000	3,450,440
Ireland 2.3%		8,392,442
Kingspan Group PLC	136,073	8,392,442
Japan 3.9%		13,944,060
Daikin Industries, Ltd.	64,500	9,088,524
Horiba, Ltd.	78,500	4,855,536
Netherlands 1.5%		5,252,511
NXP Semiconductors NV	41,404	5,252,511
Singapore 1.4%		5,151,795
Oversea-Chinese Banking Corp., Ltd.	654,686	5,151,795
South Korea 1.5%		5,434,980
Woongjin Coway Company, Ltd.	74,074	5,434,980
Switzerland 6.3%		22,515,010
Roche Holding AG	36,318	12,183,549
Sonova Holding AG	26,463	6,636,164
Stadler Rail AG (A)(C)	77,378	3,695,297
United Kingdom 4.3%		15,467,532
Bunzl PLC	133,865	3,467,134
Mondi PLC	406,076	8,262,321
Severn Trent PLC	109,848	3,738,077
United States 56.5%		201,741,637
American Water Works Company, Inc.	26,917	3,666,095
AO Smith Corp.	77,344	3,301,815
Applied Materials, Inc.	91,014	5,277,902
Aqua America, Inc.	69,987	3,635,125
Boston Scientific Corp. (A)	227,204	9,513,031
Cisco Systems, Inc.	151,427	6,961,099
Columbia Sportswear Company	46,238	4,342,673
Comcast Corp., Class A	165,165	7,133,476
Expedia Group, Inc.	61,659	6,686,919
Fidelity National Financial, Inc.	236,486	11,528,693
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Fidelity National Information Services, Inc.	75,064	$10,783,694
Global Payments, Inc.	45,613	8,915,061
Halozyme Therapeutics, Inc. (A)	99,175	1,882,342
Intuitive Surgical, Inc. (A)	6,410	3,588,190
IPG Photonics Corp. (A)	27,139	3,464,836
KLA Corp.	32,786	5,433,952
MAXIMUS, Inc.	81,429	5,842,531
MSA Safety, Inc.	27,744	3,762,086
Neurocrine Biosciences, Inc. (A)	17,975	1,798,938
Packaging Corp. of America	61,346	5,873,880
PayPal Holdings, Inc. (A)	40,288	4,588,400
Sarepta Therapeutics, Inc. (A)	15,484	1,795,525
Sensata Technologies Holding PLC (A)	86,131	4,071,412
Stanley Black & Decker, Inc.	35,351	5,632,475
Synopsys, Inc. (A)	50,853	7,501,326
The Middleby Corp. (A)	51,913	5,822,562
The Toro Company	101,495	8,121,630
Thermo Fisher Scientific, Inc.	29,666	9,291,095
Trimble, Inc. (A)	85,527	3,636,608
UnitedHealth Group, Inc.	42,213	11,500,932
Visa, Inc., Class A	69,930	13,913,972
Xylem, Inc.	89,805	7,333,476

Zebra Technologies Corp., Class A (A)	21,504	5,139,886
Preferred securities 2.5%		$8,828,614
(Cost $7,276,267)
South Korea 2.5%		8,828,614
Samsung Electronics Company, Ltd.	225,849	8,828,614

	Yield (%)	Shares	Value
Short-term investments 1.6%			$5,550,262
(Cost $5,549,128)
Short-term funds 1.6%			5,550,262
John Hancock Collateral Trust (D)	1.6984(E)	554,594	5,550,262

Total investments (Cost $306,102,973) 99.6%	$355,297,611
Other assets and liabilities, net 0.4%	1,466,272
Total net assets 100.0%	$356,763,883

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $3,728,071.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-20.
The fund had the following sector composition as a percentage of net assets on 1-31-20:
Information technology	29.7%
Industrials	25.2%
Health care	16.3%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Consumer discretionary	8.6%
Financials	4.6%
Communication services	4.5%
Materials	4.0%
Utilities	4.0%
Real estate	1.1%
Short-term investments and other	2.0%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Bermuda	$9,108,266	$9,108,266	—	—
China	13,872,933	8,793,926	$5,079,007	—
France	24,110,203	—	24,110,203	—
Germany	12,476,926	—	12,476,926	—
Hong Kong	3,450,440	—	3,450,440	—
Ireland	8,392,442	—	8,392,442	—
Japan	13,944,060	—	13,944,060	—
Netherlands	5,252,511	5,252,511	—	—
Singapore	5,151,795	—	5,151,795	—
South Korea	5,434,980	—	5,434,980	—
Switzerland	22,515,010	—	22,515,010	—
United Kingdom	15,467,532	—	15,467,532	—
United States	201,741,637	201,741,637	—	—
Preferred securities	8,828,614	—	8,828,614	—
Short-term investments	5,550,262	5,550,262	—	—
Total investments in securities	$355,297,611	$230,446,602	$124,851,009	—
|	5

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	554,594	$9,563,965	$12,169,976	$(16,184,421)	$(16)	$758	$10,397	—	$5,550,262
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
6	|